Shareholder Report, Holdings (Details) - BNY Mellon Floating Rate Income Fund	Aug. 31, 2024
Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Class A | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class A | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class A | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class A | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class A | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class A | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Class A | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Class A | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Class C | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class C | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class C | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class C | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class C | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class C | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Class C | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Class C | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Class I | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class I | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class I | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class I | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class I | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class I | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Class I | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Class I | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Class Y | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Y | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class Y | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class Y | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class Y | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class Y | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class Y | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class Y | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Class Y | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Class Y | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Y | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Y | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Y | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Net Asset Value	86.60%